Subordinated liabilities	6 Months Ended
Jun. 30, 2026
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

	Half year ended 30.06.26	Year ended 31.12.25
	£m	£m
Opening balance as at 1 January	12,954	11,921
Issuances	750	1,772
Redemptions	(2,573)	(727)
Other	(33)	(12)
Closing balance	11,098	12,954
Issuances of £750m comprise GBP 6.174% Fixed Rate Resetting Subordinated Callable Notes issued externally by Barclays
PLC.
Redemptions of £2,573m comprise £862m EUR 1.125% Fixed Rate Resetting Subordinated Callable Notes, £1,505m USD
5.200% Fixed Rate Subordinated Notes issued externally by Barclays PLC, £155m ZAR Floating Rate Notes issued externally by a Barclays Bank PLC Subsidiary and £51m GBP junior securitisation notes issued externally by a Barclays securitisation special purpose vehicle (SPV).
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments